Goodwill - Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Applications Technology & Support
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	5.40%	3.00%
After-tax discount rate	8.80%	9.10%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	5 years	5 years
Target operating margin	32.40%	35.90%
Services
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	3.40%
After-tax discount rate	7.20%
Terminal growth rate	3.00%
Detailed planning period (in years)	5 years
Target operating margin		2.40%
Excess of recoverable amount over carrying amount		€ 1,416
Concur
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	16.70%	13.30%
After-tax discount rate	9.30%	10.40%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	9 years	9 years
Target operating margin	31.10%	30.60%
Excess of recoverable amount over carrying amount	€ 11,514
Qualtrics
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	20.60%	22.60%
After-tax discount rate	9.70%	11.10%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	13 years	13 years
Target operating margin	22.40%	21.50%